Private Placement - Additional Information (Detail) - Private Placement Warrants [Member] - USD ($)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Number of warrants issued	15,800,000	15,800,000
Warrants issue price	$ 1.00	$ 11.50
Proceeds from Issuance of Warrants	$ 15,800,000	$ 15,800,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50	$ 1.00